LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
2024	$ 80
2025	0
2026	99
2027	134
2028	59
Thereafter (through 2032)	349
Total	$ 721